Cost of Sales - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Cost of sales	€ 663,879	€ 578,515	€ 467,861
Depreciation and amortization	64,822	56,383	54,103
Subsidies amount granted by Italian and slovakian governments	6,465
Cost of sales [member]
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 53,550	€ 46,258	€ 45,296